TAXES	6 Months Ended
Mar. 31, 2025
TAXES
TAXES

NOTE 10 –TAXES

(a)Corporate Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries are subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the six months ended March 31, 2025, 2024, and 2023, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The WFOE, the VIE and VIE’s subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, current corporate income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies. However, according to Tax Preferential Policies for the Development of the Western Region and Chengdu QLS are eligible for a favorable income tax rate of 15% for the six months ended March 31, 2025, 2024, and 2023. In accordance with the implementation rules of Corporate Income Tax Law of PRC, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate, subject to a requirement that they re-apply for HNTE status every three years. Gansu QLS is eligible for a favorable income tax rate of 15% for the six months ended March 31, 2025, 2024, and 2023.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, for the period from January 1, 2019 to December 31, 2020, the income before tax is reduced to 25% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than

RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. On April 2, 2021, the State Taxation Administration further reduced the tax for small-scale and low-profit enterprises for the periods from Jan 1, 2021 to December 31, 2023 as following: for entities whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, the income before tax is reduced to 12.5% as its taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 2.5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, which is further reduced to 25% starting from January 2022 and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%, or 5% under the further reduced rate starting from January 2022. From January 1, 2023 to December 31, 2024, for small and micro profit enterprises with an annual taxable income not exceeding RMB1,000,000, the income before tax is reduced to 25% as its taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. From January 1, 2022 to December 31, 2024, for small and micro profit enterprises with an annual taxable income exceeding RMB1,000,000 but not exceeding RMB3,000,000, the income before tax is reduced to 25% as its taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau.

Interim income tax expenses or benefit is recognized based on the Company’s estimated annual effective tax rate, which is based upon the tax rate expected for the full fiscal year applied to the pretax income or loss of the interim period. The Company’s consolidated effective tax rate for the six months ended March 31, 2025 was 2.5, and differed from the effective China statutory income tax rate of 25.0%, favorable tax rate, tax rate differentials in jurisdictions other than China, and valuation allowance adjustments. The decreased tax expense for 2025 is due to the deferred income tax expenses generated from the provision for deferred tax assets of the acquired company.